UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10597

Tax-Managed Mid-Cap Core Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio                                                                                                as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 1.1%
DRS Technologies, Inc.	22,148	$1,025,231
		$1,025,231
Air Freight & Logistics — 2.8%
C.H. Robinson Worldwide, Inc.	29,200	1,336,776
Expeditors International of Washington, Inc.	27,800	1,264,066
		$2,600,842
Airlines — 1.7%
SkyWest, Inc.	66,000	1,600,500
		$1,600,500
Auto Components — 1.3%
BorgWarner, Inc.	20,000	1,200,000
		$1,200,000
Automobiles — 1.2%
Thor Industries, Inc.	25,000	1,071,000
		$1,071,000
Capital Markets — 5.8%
A.G. Edwards, Inc.	20,800	1,122,368
Affiliated Managers Group, Inc. (1)	18,800	1,721,140
Legg Mason, Inc.	8,700	726,189
SEI Investments Co.	36,500	1,783,390
		$5,353,087
Chemicals — 3.5%
Albemarle Corp.	21,600	1,089,072
Ecolab, Inc.	25,600	1,102,592
RPM International, Inc.	56,000	1,049,440
		$3,241,104
Commercial Banks — 4.8%
City National Corp.	18,000	1,200,780
Cullen/Frost Bankers, Inc.	26,700	1,567,824
Synovus Financial Corp.	57,600	1,627,776
		$4,396,380
Computer Peripherals — 1.7%
Diebold, Inc.	38,500	1,555,400
		$1,555,400
Construction & Engineering — 1.7%
Jacobs Engineering Group, Inc. (1)	19,200	1,593,408
		$1,593,408

Construction Materials — 0.9%
Florida Rock Industries, Inc.	22,050	$839,223
		$839,223
Containers & Packaging — 1.4%
Sonoco Products Co.	40,300	1,310,959
		$1,310,959
Electric Utilities — 1.7%
DPL, Inc.	56,600	1,571,216
		$1,571,216
Electrical Equipment — 3.3%
AMETEK, Inc.	28,000	1,187,760
Cooper Industries Ltd. Class A	21,100	1,817,976
		$3,005,736
Electronic Equipment & Instruments — 4.6%
Amphenol Corp. Class A	32,500	1,822,600
CDW Corp.	24,300	1,435,644
National Instruments Corp.	36,000	999,000
		$4,257,244
Energy Equipment & Services — 5.3%
FMC Technologies, Inc. (1)	32,000	2,016,640
Grant Prideco, Inc. (1)	17,300	787,323
National Oilwell Varco, Inc. (1)	30,500	2,044,720
		$4,848,683
Food Products — 2.3%
Hormel Foods Corp.	26,000	980,980
Tootsie Roll Industries, Inc.	42,230	1,146,544
		$2,127,524
Gas Utilities — 5.2%
AGL Resources, Inc.	41,100	1,603,722
Piedmont Natural Gas Co., Inc.	61,200	1,575,288
Questar Corp.	18,300	1,621,380
		$4,800,390
Health Care Equipment & Supplies — 8.2%
Beckman Coulter, Inc.	15,400	881,650
Biomet, Inc.	16,940	558,004
C.R. Bard, Inc.	15,800	1,121,326
DENTSPLY International, Inc.	52,000	1,627,600
Respironics, Inc. (1)	43,500	1,547,730
Varian Medical Systems, Inc. (1)	39,000	1,767,480
		$7,503,790

Health Care Providers & Services — 1.6%
Patterson Companies, Inc. (1)	44,400	$1,476,744
		$1,476,744
Hotels, Restaurants & Leisure — 2.4%
International Speedway Corp. Class A	25,200	1,140,300
Sonic Corp. (1)	53,850	1,059,768
		$2,200,068
Household Durables — 1.3%
Mohawk Industries, Inc. (1)	17,000	1,173,340
		$1,173,340
Insurance — 5.9%
Ambac Financial Group, Inc.	15,100	1,254,961
Cincinnati Financial Corp.	22,000	1,037,520
Markel Corp. (1)	5,000	1,703,250
Protective Life Corp.	31,300	1,449,503
		$5,445,234
IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A (1)	15,000	982,350
Fiserv, Inc. (1)	31,200	1,362,192
		$2,344,542
Machinery — 4.0%
Dover Corp.	30,300	1,428,342
Graco, Inc.	34,200	1,343,718
Pentair, Inc.	32,600	936,272
		$3,708,332
Media — 2.2%
E.W. Scripps Co.	25,300	1,081,069
Washington Post Co. (The), Class B	1,200	925,200
		$2,006,269
Multi-Utilities — 3.3%
NSTAR	33,000	1,028,610
OGE Energy Corp.	52,800	1,998,480
		$3,027,090
Office Electronics — 0.8%
Zebra Technologies Corp. Class A (1)	23,225	728,104
		$728,104
Oil, Gas & Consumable Fuels — 3.5%
Holly Corp.	40,000	2,024,000
Peabody Energy Corp.	24,000	1,197,600
		$3,221,600

Personal Products — 3.0%
Alberto-Culver Co.	36,450	$1,776,573
Estee Lauder Cos., Inc. (The), Class A	27,000	1,007,640
		$2,784,213
Real Estate Investment Trusts (REITs) — 1.7%
Developers Diversified Realty Corp.	30,300	1,599,234
		$1,599,234
Semiconductors & Semiconductor Equipment — 3.2%
Microchip Technology, Inc.	42,050	1,356,533
Varian Semiconductor Equipment Associates, Inc. (1)	48,750	1,545,375
		$2,901,908
Software — 2.4%
ANSYS, Inc. (1)	18,100	830,609
Jack Henry & Associates, Inc. Class A	74,500	1,405,815
		$2,236,424
Specialty Retail — 2.2%
O’Reilly Automotive, Inc. (1)	40,000	1,134,000
Ross Stores, Inc.	37,500	933,375
		$2,067,375
Total Common Stocks (identified cost $73,886,186)		$90,822,194
Total Investments — 98.6% (identified cost $73,886,186)		$90,822,194
Other Assets, Less Liabilities — 1.4%		$1,292,636
Net Assets — 100.0%		$92,114,830

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$73,886,186
Gross unrealized appreciation	$17,663,812
Gross unrealized depreciation	(727,804)
Net unrealized appreciation	$16,936,008

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ James B Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	September 20, 2006

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	September 20, 2006